ACQUISITION OF 10062771 MANITOBA LTD. (Details) - CAD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Cash	$ 48,850
Prepaid expenses	332,771	$ 188,674
Inventory	504,521	118,682
Furniture and fixture	27,222
Leasehold improvement	46,081
Right-of-use asset	3,169,655	2,539,670
Lease liability	3,328,645	$ 2,582,484
Liabilities assumed	(20,328)
Total identifiable net assets acquired	177,202
MANITOBA LTD
Statement [Line Items]
Cash	29,795
Prepaid expenses	4,595
Inventory	72,265
Furniture and fixture	12,251
Leasehold improvement	3,889
Right-of-use asset	101,333
Lease liability	(101,333)
Liabilities assumed	(101,317)
Total identifiable net assets acquired	$ 21,478